Filed Pursuant to
                                                                     Rule 497(d)


                            THE UNCOMMON VALUES TRUST
                               EQUITY FOCUS TRUSTS
           (Series for which JPMorgan Chase Bank has acted as Trustee)


                    Prospectus Supplement dated June 24, 2004


           Effective June 23, 2004, The Bank of New York became the Trustee and Distribution Agent replacing JPMorgan Chase Bank.


                     The Bank of New York
                     2 Hanson Place, 12th Floor
                     Brooklyn, New York  11217
                     (877) 363-3613